PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5-	PROPERTY AND EQUIPMENT

A.        Comprised as follows:

	December 31
	2 0 1 1	2 0 1 0
	$ in thousands

Machinery and equipment	1,721	1,709
Leasehold improvements	22	22
Office furniture and equipment	44	43
	1,787	1,774
Less - accumulated depreciation and amortization	1,737	1,724
	50	50

B.        Depreciation and amortization expenses totaled $13,000, $ 33,000, and $63,000, in the years ended December 31, 2011, 2010 and 2009, respectively.